Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Schedule of Financial Assets and Liabilities

The following is the Group’s maximum exposure:

	December 31	December 31
Exposure	2018	2017
Amounts receivable	$769	$487
Restricted cash	830	757
Cash and cash equivalents	14,872	67,158
Total exposure	$16,471	$68,402

The exposure of the Group’s US dollar- denominated financial assets and liabilities to foreign exchange risk is as follows:

	December 31	December 31
	2018	2017
Financial assets:
Amounts receivable	$627	$552
Cash and cash equivalents and restricted cash	10,523	60,083
	11,150	60,635
Financial liabilities:
Non-current trade payables	(7,194)	(6,650)
Current trade and other payables	(5,834)	(10,102)
Payables to related parties	(146)	(93)
	(13,174)	(16,845)
Net financial (liabilities) assets exposed to foreign currency risk	$(2,024)	$43,790